ACCUMULATED OTHER COMPREHENSIVE INCOME	12 Months Ended
Jun. 30, 2015
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 20 — ACCUMULATED OTHER COMPREHENSIVE INCOME

The following table summarizes the changes in accumulated other comprehensive income by component:

(In millions)

Year Ended June 30,	2015	2014	2013

Derivatives

Accumulated other comprehensive income balance, beginning of period	$31	$66	$92
Unrealized gains, net of tax effects of $35, $2 and $54	1,152	63	101

Reclassification adjustments for gains included in revenue	(608)	(104)	(195)
Tax expense included in provision for income taxes	15	6	68

Amounts reclassified from accumulated other comprehensive income	(593)	(98)	(127)

Net current period other comprehensive income (loss)	559	(35)	(26)

Accumulated other comprehensive income balance, end of period	$590	$31	$66

Investments

Accumulated other comprehensive income balance, beginning of period	$3,531	$1,794	$1,431
Unrealized gains, net of tax effects of $59, $1,067 and $244	110	2,053	453

Reclassification adjustments for gains included in other income (expense), net	(728)	(447)	(139)
Tax expense included in provision for income taxes	256	131	49

Amounts reclassified from accumulated other comprehensive income	(472)	(316)	(90)

Net current period other comprehensive income (loss)	(362)	1,737	363

Accumulated other comprehensive income balance, end of period	$3,169	$3,531	$1,794

Translation Adjustments and Other

Accumulated other comprehensive income (loss) balance, beginning of period	$146	$(117)	$(101)
Translation adjustments and other, net of tax effects of $16, $12 and $(8)	(1,383)	263	(16)

Accumulated other comprehensive income (loss) balance, end of period	$(1,237)	$146	$(117)

Accumulated other comprehensive income, end of period	$2,522	$3,708	$1,743